Subsequent Events (Details Narrative) - USD ($)				1 Months Ended		3 Months Ended
	Jan. 31, 2020	Jan. 22, 2020	Dec. 05, 2019	Jan. 17, 2020	Dec. 17, 2019	Nov. 30, 2019	Jan. 16, 2020	Dec. 23, 2019	Dec. 11, 2019	Aug. 31, 2019	Jun. 20, 2019	Aug. 31, 2018
Reverse stock split					The Company effected a 1 for 40 reverse stock split.
Convertible notes, net						$ 778,000
Long term liabilities						$ 1,245,000
Common stock shares issued						907,047				907,047		721,295
Common stock, shares value												$ 0
White [Member]
Common stock shares issued								428
Messrs. Higgins and White [Member]
Common stock shares issued								856
Common stock, shares value								$ 7,000
Messrs. Higgins [Member]
Common stock shares issued								428
Alpha Capital v. ShiftPixy, Inc.
Common stock shares issued						25,000
Total award money received						$ 500,000
Proceeds from Notes Payable						310,000
Damages incurred						190,000
Subsequent Event [Member]
Reverse stock split					The Company effected a 1 for 40 reverse stock split.
Subsequent Event [Member] | Alpha Capital v. ShiftPixy, Inc.
Total award money received	$ 500,000
Proceeds from Notes Payable	310,000
Damages incurred	$ 190,000
Convertible notes per share							$ 12.20
Subsequent Event [Member] | MEF I, LP v. ShiftPixy, Inc.
Accrued interest and accrued damages shares issued				20,000
Accrued interest and accrued damages cash payment				$ 725,000
Subsequent Event [Member] | Holder [Member]
Consideration value			$ 200,000
Common stock shares issued									21,750
Common stock, shares value									$ 200,000
Subsequent Event [Member] | Dominion Capital LLC v. ShiftPixy [Member]
Accrued interest and accrued damages shares issued		83,543
Accrued interest and accrued damages cash payment		$ 1,322,000
December 2018 Notes [Member] | Subsequent Event [Member] | Holder [Member]
Description for consideration exchange			consideration for this exchange and agreed to increase the principal outstanding on the notes exchanged by 10% from $222,000 for the December 2018 notes to $244,000 and from $2,445,000 for the March 2019 notes to $2,890,000.
March 2019 Convertible Notes [Member] | Subsequent Event [Member] | Holder [Member]
Description for extended term			March 2019 notes to March 1, 2022
Conversion price			$ 40.00
Asset Purchase Agreement [Member] | On January 6, 2020 [Member]
Disposal of business, consideration received or receivable						19,200,000
Disposal of business, consideration received						$ 9,700,000
Frequency of consideration receivables						Per year
Percentage of recurring business sold						60.00%
Disposal of business, consideration receivables periodicaly						$ 2,400,000